Share-based payment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number and Exercise Prices of, and Movements in Share Options

The following table illustrates the number and exercise prices of, and movements in share options during the year:

		Number			Number	Number	Number
	Exercise	of options		Options	of options	of options	of options
	price	outstanding	Options	cancelled/	outstanding	exercisable	exercisable
Date	per	at	granted	lapsed	at	at	at
of	share	January 1,	during	during	December 31,	January 1,	December 31,	Exercise
grant	(US$)	2025	the year	the year	2025	2025	2025	period
9/8/2025	26.03	—	700,000	(80,000)	620,000	—	—	9/8/2026 to 8/8/2035
2/12/2025	35.36	—	200,000	—	200,000	—	—	2/12/2026 to 1/12/2035
		—	900,000	(80,000)	820,000	—	—

Fair Value of Share Options and Assumptions

Fair value of share options and assumptions

Date of grant of options	On August 9, 2025	On December 2, 2025
Fair value at measurement date (US$)	11.91 - 12.65	13.91 - 15.02
Share price (US$)	26.03	35.36
Exercise price (US$)	26.03	35.36
Expected volatility (%)	46.20 - 52.77	48.24 - 55.12
Expected option life (years)	3.5 – 5.5	3.5 – 5.5
Expected dividends (%)	1.68 - 1.79	1.39 - 1.47
Risk-free interest rate (%)	3.45 - 3.52	3.33 - 3.42

Expense Recognized For Employee Services Received

The expense recognized for employee services received during the year is shown in the following table:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Expense arising from equity-settled share-based payment transactions	7,829	27,487	3,971